Financial instruments and financial risk factors - Summary of credit risk profile of financial assets (Details) - Financial assets which are subject to review for impairment under IFRS 9	Dec. 31, 2022	Dec. 31, 2021
AAA to AA-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	9.00%	14.00%
A+ to A-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	49.00%	46.00%
BBB+ to BBB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	15.00%	14.00%
BB+ to BB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	11.00%	8.00%
B+ to B-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	12.00%	16.00%
CCC+ and below
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	4.00%	2.00%